[INVESCO ICON]INVESCO FUNDS                          INVESCO Funds Group, Inc.
                                                     7800 East union Avenue
                                                     Denver, Colorado  80237
                                                     Post office Box 173706
                                                     Denver, Colorado 80217-3706
                                                     Telephone: 303-930-6300



October 4, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO Combination Stock & Bond Funds, Inc.
      1933 Act No. 033-69904
      1940 Act No. 811-8066
      CIK No. 0000913126

Ladies and Gentlemen:

Pursuant  to Rule  497(j) of the  Securities  Act of 1933 (the "1933  Act")
(submission type 497j), INVESCO Combination Stock & Bond Funds, Inc. (the "Fund"), hereby submits for filing on EDGAR this certification that the definitive form of its Prospectus for INVESCO Equity Income Fund, INVESCO
Balanced Fund and INVESCO Total Return Fund and Statement of Additional Information for the Fund for filing under Rule 497(j) does not differ from that contained in the Post-Effective Amendment No. 9 under the Securities Act of 1933 to the Fund's Registration Statement, which was electronically filed pursuant to Rule 485(b) on September 28, 1999. This Post-Effective Amendment became effective September 30, 1999.

If you have any questions or comments, please contact the undersigned at 303/930-6526.

Sincerely,



/s/ James F. Lummanick
------------------------------
James F. Lummanick
Vice President, Assistant
  General Counsel